Earnings per Share (Schedule of Basic earnings per share) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Earnings attributed to the shareholders of the Company	$ 226	$ 407	$ 647